Schedule of basic and diluted earnings per share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share
Loss attributable to ordinary shareholders	$ (4,314,231)	$ (1,941,033)	$ (3,891,586)
Weighted-average number of shares at 30 June	1,640,038	1,299,299
Basic loss per share (cents)	$ (2.63)	$ (1.49)	$ (3.69)
Diluted loss per share (cents)	$ (2.63)	$ (1.49)	$ (3.69)